SELECTED QUARTERLY FINANCIAL DATA (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2014
Significant Items Affecting Quarterly Results [Line Items]
Quarterly Financial Data, Gain on sale of mesquite power (pre-tax)			$ 61
Quarterly Financial Data, Gain on sale of mesquite power (after-tax)			36
Quarterly Financial Data, Louisiana valuation allowance release					$ 25
Quarterly Financial Data, Higher (Lower) Utility Revenue Due to Seasonality	$ 67	$ (158)	(72)	$ 163
Quarterly Financial Data, Higher (Lower) Earnings Due to Seasonality	48	(113)	(48)	113
Southern California Gas Company [Member]
Significant Items Affecting Quarterly Results [Line Items]
Quarterly Financial Data, Higher (Lower) Utility Revenue Due to Seasonality	67	(158)	(72)	163
Quarterly Financial Data, Higher (Lower) Earnings Due to Seasonality	$ 48	$ (113)	$ (48)	$ 113